Commitments (Details) - Operating Leases - USD ($)	Mar. 31, 2018	Sep. 30, 2017
Operating Leased Assets [Line Items]
2018	$ 99,915	$ 90,795
2019	84,918	93,408
2020	5,016	35,652
Total	$ 189,849	$ 219,855